INCOME TAX - Estimates (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Line Items]
Deferred tax asset	$ 1,851,218	$ 1,765,265
Deferred tax liability	(5,062,670)	(4,332,366)
Current tax asset	1,782,658	842,408
Current tax liability	(228,817)	(382,348)
Deferred tax assets [member]
Disclosure of income tax [Line Items]
Deferred tax asset	7,669,219	6,171,791
Deferred tax assets [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	2,012,448	1,498,125
Deferred tax assets [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax asset	5,656,771	4,673,666
Deferred tax liabilities [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(10,880,671)	(8,738,892)
Deferred tax liabilities [member] | Later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(1,320,594)	(983,821)
Deferred tax liabilities [member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Deferred tax liability	(9,560,077)	(7,755,071)
Current Tax Assets [Member]
Disclosure of income tax [Line Items]
Current tax asset	1,782,658	842,408
Current Tax Assets [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	1,192,330	651,005
Current Tax Assets [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax asset	590,328	191,403
Current Tax Liability [Member]
Disclosure of income tax [Line Items]
Current tax liability	(228,817)	(382,348)
Current Tax Liability [Member] | Later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	(225,921)	(331,716)
Current Tax Liability [Member] | Not later than one year [member]
Disclosure of income tax [Line Items]
Current tax liability	$ (2,896)	$ (50,632)